Share Capital and Reserves	12 Months Ended
Dec. 31, 2021
Share Capital and Reserves [Abstract]
SHARE CAPITAL AND RESERVES
13.	SHARE CAPITAL AND RESERVES

a)	Authorized share capital

We are authorized to issue an unlimited number of Class A Shares. The Class A Shares do not have any special rights or restrictions attached. As of December 31, 2021 and 2020, there were 5,057 Class A Shares issued and outstanding.

b)	Issued share capital

During the year ended December 31, 2021, the Company:

i)	issued, 1,506,903 units at a price of $6.76 per unit in connection with the acquisition of Xcite.

ii)	issued, 1,472,000 units at a price of $7.50 per unit per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant. Unit A warrants allow the purchaser to purchase one common share at $7.50 per share until January 20, 2026. Unit B warrants allow the purchaser to purchase one common share at $7.50 per share until January 20, 2026. In connection with the offering, the Company incurred $1,524,439 in issuance costs as part of the transaction.

iii)	issued, 1,553,372 common shares pursuant to exercise of 1,435,333 warrants and 118,039 stock options for total proceeds of $6,735,254.

iv)	issued, 215,341 units consisting of one share of common share and one Unit A warrant and one Unit B warrant in exchange for the forgiveness of $1,615,058 of debt and accrued interest.

v)	issued 29,307 shares of the Company’s common stock with a value of $206,614 to a third party in exchange for services (included in professional fees).

vi)	issued 43,746 shares related to the PPP loan escrow account that was included in the Xcite debt at the time of the acquisition.

During the year ended December 31, 2020, the Company:

i)	issued, 150,000 units at a price of $3.02 per unit for total proceeds of $453,000. Each unit consisted of one common share and a one half share purchase warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $4.71 until February 17, 2021.

ii)

issued, 172,532 units at a price of $2.95 per unit for total proceeds of $508,969. Each unit consisted of one common share and one share purchase warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $4.71 until July 17, 2022.

iii)	issued, 625,000 units at a price of $3.05 per unit for total proceeds of $1,906,250. Each unit consisted of one common share and a one half share purchase warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $4.89 until November 17, 2022

iv)	entered into a Mutual Investment Agreement with Animoca Brands Inc. (Animoca) in which the Company issued 181,547 shares of the Company’s common stock with a value of $502,414 in exchange for 4,327,431 shares of Animoca common stock. On the same date, the Company issued an additional 89,088 shares of the Company’s common stock with a value of $251,169 to Animoca in exchange for services (included in professional fees). The Company subsequently sold all of its shares of Animoca and recognized a loss of $378,718.

v)	issued, 1,059,893 common shares pursuant to exercise of 1,056,143 warrants and 3,750 stock options for total proceeds of $3,552,473.

During the year ended December 31, 2019, the Company:

i)	issued, 624,228 units at a price of $2.17 per unit for total proceeds of $1,351,916. Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $3.61 until February 14, 2021.

ii)	issued, 1,094,844 units pursuant to a private placement at a price of $2.43 per unit for total proceeds of $2,657,791. Each unit consisted of one common share and a one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $4.25 until July 26, 2021.

iii)	issued, 284,092 units at a price of $2.66 per unit for total proceeds of $756,372. Each unit consisted of one common share and one common stock warrant for each share purchased. Each warrant entitles the holder to purchase one additional common share at a price of $4.24 until August 9, 2021.

v)	issued 576,834 common shares at a value of $1,410,581 on acquisition of Versus LLC shares (Note 8).

vi)	issued 158,115 common shares pursuant to the exercise of share purchase warrants and stock options for total proceeds of $352,116.

Escrow

At December 31, 2021, 313 common shares (December 31, 2020 – 313) of the Company are held in escrow due to misplaced share certificates originally issued to three individual shareholders.

c)	Stock options

The Company may grant incentive stock options to its officers, directors, employees, and consultants. The Company has implemented a rolling Stock Option Plan (the “Plan”) whereby the Company can issue up to 10% of the issued and outstanding common shares of the Company. Options have a maximum term of ten years and vesting is determined by the Board of Directors.

A continuity schedule of outstanding stock options is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2018	549,524	3.82
Granted	482,500	4.06
Exercised	(3,125)	2.71
Forfeited	(15,500)	5.17
Balance – December 31, 2019	1,013,399	3.94
Granted	470,083	3.16
Exercised	(3,750)	2.69
Forfeited	(125,907)	4.65
Balance –December 31, 2020	1,353,825	3.70
Granted	960,224	4.87
Exercised	(118,039)	3.32
Forfeited	(254,247)	3.39
Balance – December 31, 2021	1,941,769	4.24

During the year ended December 31, 2021, 960,224 stock options were granted by the Company. During the year ended December 31, 2021, the Company recorded share-based compensation of $2,145,928 (December 31, 2020 - $1,049,135) relating to options vested during the period.

During the year ended December 31, 2020, 470,083 stock options were granted by the Company with a fair value of $906,618 (or $1.93 per option). During the year ended December 31, 2020, the Company recorded share-based compensation of $1,049,135 (December 31, 2019 - $632,542) relating to options vested during the year.

During the year ended December 31, 2019, the Company granted a total of 482,500 stock options with a fair value of $1,299,816 (or $2.69 per option). During the year ended December 31, 2019, the Company recorded share-based compensation of $632,542 relating to options vested during the year.

The Company used the following assumptions in calculating the fair value of stock options for the years ended:

	December 31, 2021	December 31, 2020	December 31, 2019
Risk-free interest rate	0.04% - 0.47%	0.26-0.37%	1.59%
Expected life of options	5.0 years	2.0 – 5.0 years	5.0 years
Expected dividend yield	Nil	Nil	Nil
Volatility	102% - 128%	79.44% - 87.79%	95.8%

At December 31, 2021, the Company had incentive stock options outstanding as follows:

Expiry Date	Options Outstanding	Options Exercisable	Exercise Price	Weighted Average Remaining Life
			($)	(years)

March 17, 2022	13,063	13,063	5.22	0.46
May 18, 2022	5,750	5,750	5.72	0.63
September 14, 2022	74,156	74,156	4.46	0.95
June 6, 2023	14,063	10,889	5.70	1.68
September 4, 2023	12,813	7,455	2.97	1.93
April 2, 2024	106,875	106,875	2.52	2.51
June 27, 2024	6,250	6,250	2.56	2.74
September 27, 2024	300,000	131,250	4.53	2.99
October 22, 2024	12,500	7,345	4.03	3.06
July 24, 2025	242,095	31,178	2.98	3.82
July 31, 2025	166,116	166,116	2.98	3.82
August 10, 2025	12,500	4,840	3.00	3.86
November 19, 2025	15,364	4,186	4.59	3.14
June 1, 2026	56,816	-	7.04	4.72
June 29, 2026	329,500	-	5.65	4.72
August 19, 2026	573,908	-	4.20	3.95
	1,941,769	569,353	4.24	3.65

d)	Share purchase warrants

A continuity schedule of outstanding share purchase warrants is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2018	1,468,538	3.64
Exercised	(154,990)	2.09
Expired	(347,732)	2.46
Issued	2,349,365	3.94
Balance – December 31, 2019	3,315,581	4.06
Exercised	(1,056,143)	1.85
Expired	(438,948)	3.33
Issued	872,532	4.85
Balance – December 31, 2020	2,692,622	3.61
Exercised	(1,088,713)	4.21
Expired	(492,461)	4.21
Issued	3,374,682	7.50
Balance – December 31, 2021	4,486,130	6.83

During the year ended December 31, 2021, the Company:

i)	On January 21, 2021, Company completed a public offering and issued 1,472,000 units at a price of $7.50 per unit per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant, each to purchase one common share for a total of 2,944,000 warrants issued at $7.50 per share until January 21, 2023.

ii)	On January 21, 2021, the Company entered into a debt exchange agreement and exchanged 215,341 shares of common stock for the reduction of $1,615,058 of debt and accrued interest. As part of the agreement the Company also issued 215,341 Unit A warrants and 215,341 Unit B warrants issued at $7.50 per share until January 21, 2023.

During the year ended December 31, 2020, the Company:

iii)	On February 17, 2020, the Company, completed a unit private placement which included 150,000 share purchase warrants exercisable at $4.83 per share for a period of two years. The share purchase warrants were determined to have a fair value of $Nil using the residual value method.

iv)	On July 17, 2020, the Company, completed a unit private placement which included 172,532 share purchase warrants exercisable at $4.71 per share for a period of two years. The share purchase warrants were determined to have a fair value of $41,155 using the residual value method.

v)	On November 17, 2020, the Company, completed a unit private placement which included 625,000 share purchase warrants exercisable at $4.89 per share for a period of two years.

During the year ended December 31, 2019, the Company:

i)	On February 14, 2019, the Company completed a unit private placement which included 624,228 share purchase warrants exercisable at $3.61 per share for a period of two years. The share purchase warrants were determined to have a fair value of $150,213 using the residual value method.

ii)	On February 14, 2019, the Company completed a unit private placement which included 43,696 broker warrants exercisable at $2.17 per share for a period of two years. The share purchase warrants were determined to have a fair value of $46,505 using the Black Scholes option pricing model.

iii)	On July 26, 2019, the Company completed a unit private placement which included 1,094,844 share purchase warrants exercisable at $4.25 per share for a period of two years. The share purchase warrants were determined to have a fair value of $Nil using the residual method.

iv)	On July 26, 2019, the Company issued 14,088 agent warrants exercisable to purchase additional shares at a price of $4.25 per share for a period of 24 months from closing. The agent warrants were determined to have a fair value of $15,919.

v)	On August 9, 2019, the Company completed a unit private placement which included 284,093 share purchase warrants exercisable at $4.24 per share for a period of two years. The share purchase warrants were determined to have a fair value of $Nil using the residual method.

vi)	The Company issued 288,416 warrants at a value of $119,122 for the acquisition of Newco shares (Note 8).

The Company used the following assumptions in calculating the fair value of the warrants for the period ended:

	December 31, 2021	December 31, 2020
Risk-free interest rate	0.25%	1.77%
Expected life of options	0.7 – 1.76 years	2.0 years
Expected dividend yield	Nil	Nil
Volatility	75%	107.14%
Weighted average fair value per warrant	$3.38	$0.64

At December 31, 2021, the Company had share purchase warrants outstanding as follows:

Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2022	1,665,008	7.50	0.05
March 17, 2022	350,000	4.80	0.21
July 17, 2022	172,531	4.71	0.55
November 17, 2022	611,250	4.89	0.78
January 20, 2026	1,687,341	7.50	4.06
	4,486,130	6.83	1.69